Offerings - Offering: 1	Jul. 22, 2026 USD ($)
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 33,043,551.23	[1]
Amount of Registration Fee	$ 4,563.32	[2]
Offering Note

(1) Calculated as the aggregate maximum purchase price for common shares of beneficial interest, par value $0.01 per share, of Lord Abbett Private Credit Fund (the “Fund”). The fee of $4,563.32 was paid in connection with the filing of the Schedule TO-I by the Fund (File No. 005-94863) on April 30, 2026 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.

(2) Calculated at $138.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), as modified by Fee Rate Advisory No. 1 for Fiscal Year 2026.

[1]	Calculated as the aggregate maximum purchase price for common shares of beneficial interest, par value $0.01 per share, of Lord Abbett Private Credit Fund (the “Fund”). The fee of $4,563.32 was paid in connection with the filing of the Schedule TO-I by the Fund (File No. 005-94863) on April 30, 2026 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.
[2]	Calculated at $138.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), as modified by Fee Rate Advisory No. 1 for Fiscal Year 2026.